Off Balance Sheet Risk Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Off Balance Sheet Risk Commitments And Contingencies Tables
Outstanding Commitments to Originate Loans
The following financial instruments were outstanding whose contract amounts represent credit risk:

	December 31
	2013	2012

Commitments to grant loans	$5,936	$9,498
Unfunded commitments under lines of credit	12,940	13,074
Commercial and standby letters of credit	59	4